COMMITMENTS AND CONTINGENCIES (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 22.8	$ 14.0
Commitments outstanding to extend credit	0
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 1,800.0	$ 1,400.0